Summary of Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 1,411	$ 1,076
Accrued processing and disbursement costs	1,720	1,055
Accrued marketing expense	1,448	708
Other accrued expenses	3,657	4,311
Accounts payable and accrued expenses	$ 8,236	$ 7,150	$ 5,137